CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES	CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
The Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2022, which was filed with the Securities and Exchange Commission on April 28, 2023.

New standards and interpretations adopted
During the current financial period, the Company has adopted all the new and revised Standards and Interpretations issued by the IASB and the International Financial Reporting Interpretations Committee (IFRIC) of the IASB and effective for the accounting year starting on January 1, 2023. The Company has not applied any new IFRS requirements that are not yet effective as per June 30, 2023.

The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC are effective for the financial period:
•IAS 8 Accounting policies, Changes in Accounting Estimates and Errors - Amendments regarding the definition of accounting estimates
•IAS 12 Income Taxes - Amendments regarding deferred tax related to assets and liabilities arising from a single transaction
•IAS 1 Presentation of Financial Statements – Amendments regarding the disclosure of accounting policies and IFRS Practice Statement 2

The adoption of these new standards, interpretations and amendments had no material effect on the financial statements.